Activities of Orange Bank (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	O/w telecom	Note	O/w Orange	Note	O/w eliminations
	consolidated	activities		Bank		telecom
	financial					activities / bank
	statements
Non current loans and receivables of Orange Bank	1,259	—		1,259	16.1.1	—
Non-current financial assets	1,208	1,235	12.7	—		(27)	(1)
Non-current derivatives assets	562	562	12.8	—	16.1.3	—
Current financial assets related to Orange Bank activities	3,095	—		3,098	16.1.1	(3)
Current financial assets	4,766	4,766	12.7	—		—
Current derivatives assets	12	12	12.8	—	16.1.3	—
Cash and cash equivalents	6,481	6,112		369		—

Non current debts related to Orange Bank operations	—	—		27	16.1.2	(27)	(1)
Non-current financial liabilities	33,148	33,148	12.3	—		—
Non-current derivatives liabilities	487	413	12.8	74	16.1.3	—
Current financial liabilities related to Orange Bank liabilities	4,279	—		4,280	16.1.2	—
Current financial liabilities	3,925	3,928	12.3	—		(3)
Current derivatives liabilities	22	22	12.8	—	16.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets related to banking activities

(in millions of euros)	December 31, 2019			December 31, 2018	January 1, 2018 (1)
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	2	—	2	1	—
Investments securities	2	—	2	1	—
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	653	3	656	925	786
Debt securities	653	3	656	925	786
Financial assets at fair value through profit or loss	100	79	179	152	242
Investments at fair value	—	79	79	72	171
Cash collateral paid	76	—	76	57	62
Others	25	—	25	23	9
Financial assets at amortized cost	504	3,016	3,519	3,614	3,857
Fixed-income securities	504	3	506	614	615
Loans and receivables to customers	—	1,937	1,937	2,000	2,147
Loans and receivables to credit institutions	—	1,073	1,073	1,000	943
Others	—	3	3	—	152	(2)
Total financial assets related to Orange Bank activities	1,259	3,098	4,357	4,692	4,885

(1)	Figures have been adjusted for the impact of application of IFRS 9.
(2)	Loan granted in 2017 by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs securities between Orange SA and Orange Bank. This loan has been reimbursed in 2018.

For the period 2017, for which IFRS 9 was not applied as authorized, the financial assets relating to Orange Bank transactions broke down as follows:

(in millions of euros)	December 31, 2017

Assets available for sale(1)	795
Assets held to maturity	615
Financial assets at fair value	233
Investments at fair value	171
Cash collateral paid	62
Other financial assets	3,248
Loans and receivables of Orange Bank	3,096
Other	152	(2)
Total Assets related to Orange Bank's activities	4,891

(1)	Debt securities only.
(2)	Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreements of OATs securities between Orange SA and Orange Bank.

Schedule of debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss

(in millions of euros)	2019	2018
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	925	786
Acquisitions	165	487
Repayments and disposals	(442)	(333)
Changes in fair value	9	(8)
Other items	(1)	(7)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	656	925

(in millions of euros)	2019	2018
Profit (loss) recognized in other comprehensive income during the period	8	(8)
Reclassification in net income during the period	1	—
Other comprehensive income related to Orange Bank	9	(8)

Schedule of assets available for sale

(in millions of euros)	2017
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	745
First integration of Orange Bank	15
Acquisitions	325
Repayments and disposals	(301)
Changes in fair value	3
Other items	8
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	795

(in millions of euros)	2017
Profit (loss) recognized in other comprehensive income during the period	3
Reclassification in net income during the period	—
Other comprehensive income related to Orange Bank	3

Schedule of loans and advances

(in millions of euros)	December 31,	December 31,	January 1st	December 31,
	2019	2018	2018(1)	2017
Overdrafts	869	910	1,000	1,000
Housing loans	876	824	765	765
Investment loans	163	206	246	246
Current accounts	17	21	31	31
Other	12	39	105	111
Total loans and receivables to customers	1,937	2,000	2,147	2,153
Overnight deposits and loans	945	850	830	830
Loans and receivables	85	85	55	55
Other	43	65	58	58
Total loans and receivables to credit institutions	1,073	1,000	943	943

(1)	Figures have been adjusted for the impact of application of IFRS 9.

Schedule of financial liabilities relating to banking activities

(in millions of euros)	December 31, 2019	December 31, 2018	December 31,2017
Payables to customers	3,357	3,396	3,685
Debts with financial institutions	448	1,103	975
Deposit certificate	475	335	281
Other	28	28	27
Total Financial liabilities related to Orange Bank's activities(1)	4,307	4,862	4,968

(1)	O/w 27 million of euros of non current financial liabilities in 2019, 2018 and 2017.

Schedule of debts related to banking activities

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Current accounts	2,546	2,538	2,800
Passbooks and special savings accounts	781	776	716
Other	30	82	169
Customers borrowings and deposits	3,357	3,396	3,685
Term borrowings and advances	448	467	466
Securities delivered under repurchase agreements	—	636	509
Total debts with financial institution	448	1,103	975

Schedule of remaining term to maturity of financial assets and liabilities

(in millions of euros)	Note	December 31,		2020	2021 to	2025
		2019			2024	and beyond
Investments securities	16.1.1	2		—	—	2
Debt securities	16.1.1	656		129	485	42
Investments at fair value	16.1.1	79		76	3	—
Fixed-income securities	16.1.1	506		109	289	108
Loans and receivables to customers	16.1.1	1,937		491	872	574
Loans and receivables to credit institutions	16.1.1	1,073		1,073	—	—
Other financial assets and derivatives		103	(1)	78	—	25
Total financial assets		4,357		1,956	1,649	751
Payable to customers	16.1.2	3,357		3,357	—	—
Debts with financial institutions	16.1.2	448		438	8	2
Deposit certificate	16.1.2	475		325	150	—
Other financial liabilities and derivatives		102	(2)	1	61	40
Total financial liabilities		4,381		4,121	219	42

(1)	Including the bank cash collateral paid for 76 million euros and securities for 25 million euros.
(2)	Including derivatives liabilities for 74 million euros and loan from Orange SA to Orange Bank for 27 million euros.

Schedule of the fair value of financial assets and liabilities

(in millions of euros)			December 31, 2019
		Classification	Book value	Estimated	Level 1 and	Level 2	Level 3
		under IFRS		fair value	cash
		9(1)
Loans and receivables	16.1.1	AC	3,010	3,010	—	3,010	—
Financial assets at amortized cost	16.1.1	AC	509	501	501	—	—
Financial assets at fair value through profit or loss	16.1.1	FVR	179	179	179	—	—
Debt securities	16.1.1	FVOCIR	656	656	628	28	—
Equity securities	16.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent(2)	16.1.1	AC	369	369	369	—	—
Financial liabilities related to Orange Bank's activities	16.1.2	AC	(4,307)	(4,307)	—	(4,307)	—
Derivatives, net amount(3)	16.1.3		(74)	(74)	—	(74)	—

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2018
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair value	and cash
Loans and receivables	16.1.1	AC	3,000	3,000	—	3,000	—
Financial assets at amortized cost	16.1.1	AC	614	641	605	36	—
Financial assets at fair value through profit or loss	16.1.1	FVR	152	152	152	—	—
Debt securities	16.1.1	FVOCIR	925	925	862	63	—
Equity securities	16.1.1	FVOCI	1	1	1	—	—
Cash and cash equivalent (2)	16.1.1	AC	553	553	553	—	—
Financial liabilities related to Orange
Bank's activities	16.1.2	AC	(4,862)	(4,862)	—	(4,862)	—
Derivatives, net amount (3)	16.1.3		(46)	(46)	—	(29)	(17)

(3)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(4)	Includes only cash.
(5)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2017
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IAS 39(1)	value	fair value	and cash
Loans and receivables	16.1.1	L&R	3,096	3,096	—	3,096	—
Financial assets, excluding derivatives	16.1.1		1,795	1,785	1,482	303	—
Assets held to maturity		HTM	615	605	581	24	—
Assets available for sale		AFS	795	795	730	65	—
Investments at fair value		FVR	171	171	171	—	—
Other		L&R	214	214	—	214	—
Cash and cash equivalent			477	477	477	—	—
Trade payables		LAC	(93)	(93)	—	(93)	—
Debts related to Orange Bank operations	16.1.2	LAC	(4,660)	(4,660)	—	(4,660)	—
Financial liabilities, excluding derivatives		LAC	(308)	(308)	—	(252)	(56)
Derivatives, net amount (2)	16.1.3		(60)	(60)	—	(73)	13

(1)	"HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".
(2)	IAS 39 classification for derivatives instruments depends on their hedging qualification.

Orange Bank, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of commitments relating to operating activities

Commitments given

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Financing commitments (1)	421	444	465
Guarantee commitments (2)	8	12	17
On behalf of banks	4	8	9
On behalf of customers	4	4	8
Property lease commitments	23	37	31
Total	452	493	513

(1)	Includes 101 million euros of documentary credits and 320 million euros of confirmed credit lines in 2019.
(2)	Given to credit institutions and customers.

Commitments received

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Guarantee commitments	896	834	778
Received from banks (1)	747	681	577
Received from customers	149	153	201
Total	896	834	778
(1)	Relates to guarantees received in order to counter-guarantee the distributed loans.

Schedule of assets covered by commitments

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Assets pledged as security to lending financial institutions as guarantees for bank loans	1,126	715	838
Total	1,126	715	838